Derivative Instruments and Hedging Activities Disclosure [Text Block] (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Amounts Of Derivative Instruments Reported On Our Condensed Consolidated Balance Sheet [Table Text Block]

The following table summarizes the fair value amounts of derivative instruments reported on our Consolidated Balance Sheet. The fair value amounts are presented on a gross basis, are segregated by derivatives that are designated and qualifying as hedging instruments or those that are not, and are further segregated by type of contract within those two categories. At December 31, 2013 and December 31, 2012, $362 million and $2.3 billion, respectively, of the derivative contracts in a receivable position were classified as other assets on the Consolidated Balance Sheet. At December 31, 2013 and December 31, 2012, $317 million and $2.5 billion of derivative contracts in a liability position were classified as accrued expenses and other liabilities on the Consolidated Balance Sheet.

	2013			2012
	Derivative contracts in a		Notional amount	Derivative contracts in a		Notional amount
December 31, ($ in millions)	receivable position (a)	payable position (b)		receivable position (a)	payable position (b)
Derivatives qualifying for hedge accounting
Interest rate contracts
Swaps (c)	$204	$169	$21,606	$411	$10	$9,828
Foreign exchange contracts
Forwards	3	—	326	35	53	8,693

Total derivatives qualifying for hedge accounting	207	169	21,932	446	63	18,521

Economic hedges
Interest rate contracts
Swaps	36	44	13,613	1,524	2,255	131,337
Futures and forwards	11	3	29,836	78	46	62,328
Written options	—	94	11,132	—	70	3,066
Purchased options	95	—	22,962	244	—	17,967

Total interest rate risk	142	141	77,543	1,846	2,371	214,698

Foreign exchange contracts
Swaps	12	1	1,379	—	2	—
Forwards	1	1	330	4	23	2,462
Written options	—	—	17	—	1	1
Purchased options	—	—	17	1	—	1

Total foreign exchange risk	13	2	1,743	5	26	2,464

Equity contracts
Written options	—	5	3	—	8	435
Purchased options	—	—	—	1	—	119

Total equity risk	—	5	3	1	8	554

Total economic hedges	155	148	79,289	1,852	2,405	217,716

Total derivatives	$362	$317	$101,221	$2,298	$2,468	$236,237

(a)	Includes accrued interest of $120 million and $175 million at December 31, 2013 and 2012, respectively.

(b)	Includes accrued interest of $12 million and $144 million at December 31, 2013 and 2012, respectively.

(c)	Includes fair value hedges consisting of receive-fixed swaps on fixed-rate debt obligations with $196 million and $411 million in a receivable position, $163 million and $0 in a payable position, and of an $8.5 billion and $7.2 billion notional amount at December 31, 2013 and December 31, 2012, respectively. Other fair value hedges include pay-fixed swaps on portfolios of held-for-investment automotive loan assets with $9 million in a receivable position, $5 million in a payable position, and of a $12.6 billion notional amount at December 31, 2013. There were no outstanding positions at December 31, 2012. Also includes cash flow hedges consisting of pay-fixed swaps on floating rate debt obligations with $1 million and $10 million in a payable position, and of a $495 million and $2.6 billion notional amount at December 31, 2013 and December 31, 2012, respectively.

Gains and Losses on Derivative Instruments Reported in Statement of Comprehensive Income [Table Text Block]

The following table summarizes the location and amounts of gains and losses on derivative instruments reported in our Consolidated Statement of Income.

Year ended December 31, ($ in millions)	2013	2012	2011
Derivatives qualifying for hedge accounting
Gain (loss) recognized in earnings on derivatives
Interest rate contracts
Interest and fees on finance receivables and loans (a)	$7	$—	$—
Interest on long-term debt (b)	(389)	164	895
Foreign exchange contracts
Other income, net of losses	—	—	35
Gain (loss) recognized in earnings on hedged items (c)
Interest rate contracts
Interest and fees on finance receivables and loans	2	—	—
Interest on long-term debt	402	(193)	(851)
Foreign exchange contracts
Other income, net of losses	—	—	(35)

Total derivatives qualifying for hedge accounting	22	(29)	44

Economic derivatives
(Loss) gain recognized in earnings on derivatives
Interest rate contracts
Servicing asset valuation and hedge activities, net	(112)	556	359
Loss on mortgage and automotive loans, net	(37)	(5)	(242)
Other income, net of losses (d)	14	(18)	(57)

Total interest rate contracts	(135)	533	60

Foreign exchange contracts (e)
Interest on long-term debt	94	(39)	61
Other income, net of losses	24	(48)	17

Total foreign exchange contracts	118	(87)	78

Gain recognized in earnings on derivatives	$5	$417	$182

(a)	Amounts exclude losses related to interest for qualifying accounting hedges of portfolios of retail automotive loans held-for-investment of $9 million for the year ended December 31, 2013. These losses are primarily offset by the fixed coupon receipts on the retail automotive loans held-for-investment.

(b)	Amounts exclude gains related to interest for qualifying accounting hedges of debt, which are primarily offset by the fixed coupon payment on the long-term debt. The gains were $131 million, $119 million, and $248 million for the years ended December 31, 2013, 2012, and 2011, respectively.

(c)	Amounts exclude gains related to amortization of deferred basis adjustments on the de-designated hedged item of $247 million, $226 million, and $216 million for the years ended December 31, 2013, 2012, and 2011, respectively.

(d)	Amounts in 2012 and 2011 include other income from derivatives held for trading purposes entered into by our broker-dealer.

(e)	Amounts exclude gains and losses related to the revaluation of the related foreign-denominated debt or receivable. Losses of $117 million, gains of $87 million, and losses of $103 million, were recognized for the years ended December 31, 2013, 2012, and 2011, respectively.

Derivative Instruments Used In Cash Flow and Net Investment Hedge Accounting Relationships [Table Text Block]

The following table summarizes derivative instruments used in cash flow and net investment hedge accounting relationships.

Year ended December 31, ($ in millions)	2013	2012	2011
Cash flow hedges
Interest rate contracts
(Loss) gain reclassified from accumulated other comprehensive income to interest on long-term debt (a)	$(7)	$1	$—
(Loss) gain recorded directly to interest on long-term debt	—	(7)	5

Total interest on long-term debt	$(7)	$(6)	$5

Gain (loss) recognized in other comprehensive income	$6	$(7)	$(1)

Net investment hedges
Foreign exchange contracts
Loss reclassified from accumulated other comprehensive income to (loss) income from discontinued operations, net	$(250)	$(1)	$(8)
Loss recorded directly to other income, net of losses (b)	—	—	(3)

Total other income, net of losses	$(250)	$(1)	$(11)

Gain (loss) recognized in other comprehensive income (c)	$309	$(270)	$173

(a)	The amount in 2013 represents losses reclassified from other comprehensive income into earnings as a result of the discontinuance of hedge accounting because it is probable that the forecasted transaction will not occur.

(b)	The amounts represent the forward points excluded from the assessment of hedge effectiveness.

(c)	The amounts represent the effective portion of net investment hedges. There are offsetting amounts recognized in accumulated other comprehensive income related to the revaluation of the related net investment in foreign operations. There were losses of $582 million, gains of $285 million, and losses of $237 million for the years ended December 31, 2013, 2012, and 2011, respectively.